CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
REVEUNUES	$ 136,104,867	$ 132,375,915	$ 117,029,154
COST OF GOODS SOLD	115,585,803	117,721,799	100,932,528
GROSS PROFIT	20,519,064	14,654,116	16,096,626
Selling expenses	327,365	598,832	734,159
General and administrative expenses	5,263,914	6,002,121	6,376,383
Total Operating Expenses	5,591,279	6,600,953	7,110,542
INCOME FROM OPERATIONS	14,927,785	8,053,163	8,986,084
Financial expenses, net	(1,621,486)	(1,610,337)	(2,827,138)
Other income, net	208,071	147,108	90,584
INCOME BEFORE INCOME TAX	13,514,370	6,589,934	6,249,530
INCOME TAX	(2,129,387)	(691,556)	(926,048)
NET INCOME	11,384,983	5,898,378	5,323,482
LESS: NET INCOME ATTRIBUTABLE TO NONCONTROLLING INTEREST	1,005,530	553,067	499,509
NET INCOME ATTRIBUTABLE TO OSSEN INNOVATION CO.,LTD AND SUBSIDIARIES	10,379,453	5,345,311	4,823,973
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation gain (loss)	(6,272,303)	6,606,207	(6,975,100)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	(6,272,303)	6,606,207	(6,975,100)
COMPREHENSIVE INCOME/(LOSS)	$ 4,107,150	$ 11,951,518	$ (2,151,127)
EARNINGS PER ORDINARY SHARE
Basic and diluted	$ 0.52	$ 0.27	$ 0.24
WEIGHTED AVERAGE ORDINARY SHARES OUTSTANDING
Basic and diluted	19,791,110	19,791,110	19,804,164